Goldman Sachs Government Money Market Fund Investment Objectives and Goals - Institutional [Member] - Goldman Sachs Government Money Market Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Goldman Sachs Government Money Market Fund—Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Goldman Sachs Government Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.